Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

Going concern

The financial statements have been prepared on the basis that the Company will continue as a going concern after considering the Company’s cash position of CHF 160.9 million and short-term financial assets of CHF 65 million as of December 31, 2020. This total derives from multiple capital raising efforts and revenues from license and collaboration agreements (LCAs). In 2020, the Company received CHF 10 million for a development milestone from its licensing agreement with Lilly. In 2019, the Company received CHF 80 million for an upfront payment, CHF 30 million for a development milestone and USD 50 (CHF 50.3) million from a convertible loan with Lilly. In 2018, the Company completed three offerings, raising USD 117.5 (CHF 116.3) million in gross proceeds before underwriting discounts and expenses.

To date, the Company has financed its cash requirements primarily from its public offerings, share issuances, contract revenues from license and collaboration agreements and grants. The Company is a clinical stage company and is exposed to all the risks inherent to establishing a business. Inherent to the Company’s business are various risks and uncertainties, including the substantial uncertainty as to whether current projects will succeed. The Company’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the pharmaceutical and biopharmaceutical industries, (iii) successfully move its product candidates through clinical development, (iv) attract and retain key personnel and (v) acquire capital to support its operations.

In addition to the foregoing, based on the Company’s current assessment, the Company does not expect any material impact on its long-term development timeline, its liquidity or ability to remain a going concern due to the worldwide spread of the Covid-19 virus. The Company continues to assess the effect on its operations by carefully monitoring the spread of Covid-19 and taking appropriate steps intended to offset any negative impacts from the Covid-19 virus.

Statement of compliance

The financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These financial statements have been approved for issue by the Board of Directors on March 19, 2021.

Basis of measurement

The financial statements have been prepared under the historical cost convention except for items that are required to be accounted for at fair value.

Functional currency

The financial statements of the Company are presented in Swiss Francs (CHF), which is also the functional currency of the Company. All financial information presented in Swiss Francs (except for share capital and earnings per share data) has been rounded to the nearest thousand CHF (CHF thousands), unless otherwise indicated.